UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

March 31, 2005

1.814653.100

NCC-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (a) - 89.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Alliance & Leicester PLC
7/6/05	2.82%	$ 25,000,000	$ 24,814,667
7/7/05	3.07	35,100,000	34,812,492
Aspen Funding Corp.
5/3/05	2.75	40,000,000	39,902,578
Bank of America Corp.
4/5/05	2.16	50,000,000	49,988,111
6/22/05	2.85	70,000,000	69,550,367
8/5/05	3.13	35,000,000	34,621,475
Bear Stearns Companies, Inc.
4/1/05	2.86	200,000,000	199,999,995
Beta Finance, Inc.
4/19/05	2.64 (b)	50,000,000	49,934,500
5/3/05	2.71 (b)	25,000,000	24,940,222
5/27/05	2.86 (b)	25,000,000	24,889,556
9/16/05	3.21 (b)	30,000,000	29,557,600
Calyon North America
6/30/05	3.04	100,000,000	99,245,750
Capital One Multi-Asset Execution Trust
5/2/05	2.71	50,000,000	49,884,181
5/11/05	2.76	50,000,000	49,847,778
6/15/05	3.02	100,000,000	99,375,000
CC USA, Inc.
4/18/05	2.63 (b)	50,000,000	49,938,375
5/17/05	2.77 (b)	59,500,000	59,290,924
6/10/05	2.91 (b)	12,000,000	11,932,567
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/29/05	2.84	41,650,000	41,558,324
5/2/05	2.71	53,000,000	52,877,231
5/9/05	2.73	50,000,000	49,856,972
Citicorp
4/26/05	2.84	50,000,000	49,901,736
4/29/05	2.84	100,000,000	99,779,889
5/3/05	2.76	50,000,000	49,877,778
Clipper Receivables LLC
4/21/05	2.65	100,000,000	99,853,889
Dorada Finance, Inc.
6/8/05	2.91 (b)	13,000,000	12,929,034
Dresdner U.S. Finance, Inc.
4/25/05	2.66	15,000,000	14,973,600
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Emerald (MBNA Credit Card Master Note Trust)
4/18/05	2.65%	$ 13,000,000	$ 12,983,855
5/4/05	2.73	39,000,000	38,903,118
5/10/05	2.75	8,000,000	7,976,340
5/17/05	2.82	41,000,000	40,853,311
FCAR Owner Trust
9/15/05	3.29	19,000,000	18,714,430
General Electric Capital Corp.
5/17/05	2.76	100,000,000	99,649,889
8/8/05	3.08	40,000,000	39,564,267
9/6/05	3.17	10,000,000	9,863,067
General Electric Capital Services, Inc.
9/6/05	3.17	30,000,000	29,589,200
Giro Funding US Corp.
4/20/05	2.64	50,000,000	49,930,861
Grampian Funding LLC
6/22/05	2.87	50,000,000	49,676,556
Grampian Funding Ltd.
4/25/05	2.64	95,000,000	94,834,067
Greenwich Capital Holdings, Inc.
4/26/05	2.81 (c)	50,000,000	49,999,035
HSBC Finance Corp.
5/2/05	2.71	75,000,000	74,826,271
ING America Insurance Holdings, Inc.
4/4/05	2.45	25,000,000	24,994,938
4/7/05	2.50	30,000,000	29,987,600
4/8/05	2.50	50,000,000	49,975,889
5/9/05	2.72	10,000,000	9,971,500
6/13/05	2.68	25,000,000	24,866,167
Jupiter Securitization Corp.
6/10/05	2.66	25,917,000	25,784,715
Kitty Hawk Funding Corp.
4/25/05	2.80	96,356,000	96,176,778
Lehman Brothers Holdings, Inc.
4/1/05	2.85	136,300,000	136,300,000
Morgan Stanley
4/1/05	2.82 (c)	175,000,000	175,000,000
Motown Notes Program
4/26/05	2.84	25,000,000	24,950,868
5/3/05	2.71	20,000,000	19,952,178
5/9/05	2.73	45,000,000	44,871,275
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Motown Notes Program - continued
6/20/05	3.02%	$ 10,000,000	$ 9,933,333
Nationwide Building Society
4/25/05	2.65	50,000,000	49,912,333
Newcastle (Discover Card Master Trust)
5/2/05	2.71	5,000,000	4,988,418
6/8/05	2.94	20,000,000	19,889,689
Northern Rock PLC
4/26/05	2.76	22,000,000	21,957,986
7/8/05	3.08	60,927,000	60,421,137
Park Granada LLC
4/1/05	2.90	190,000,000	190,000,000
4/12/05	2.81	8,000,000	7,993,156
Park Sienna LLC
4/1/05	2.89	29,834,000	29,831,605
4/29/05	2.84	41,000,000	40,909,754
Rabobank USA Financial Corp.
7/6/05	2.98	25,000,000	24,803,333
Ranger Funding Co. LLC
4/22/05	2.80	50,149,000	50,067,383
Royal Bank of Scotland PLC
6/28/05	3.03	50,000,000	49,632,111
Santander Finance, Inc.
5/20/05	2.50	10,000,000	9,966,381
6/8/05	2.62	10,000,000	9,951,078
8/24/05	3.11	50,000,000	49,382,743
Scaldis Capital LLC
5/27/05	2.58	10,000,000	9,960,333
Toyota Motor Credit Corp.
9/7/05	3.18	7,000,000	6,903,231
UBS Finance, Inc.
4/1/05	2.84	100,000,000	100,000,000
TOTAL COMMERCIAL PAPER			3,500,834,770
Federal Agencies - 9.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Fannie Mae - 3.7%
Agency Coupons - 3.7%
4/21/05	2.56% (c)	$ 100,000,000	$ 99,963,604
6/6/05	2.82 (c)	15,000,000	14,995,574
6/9/05	2.84 (c)	29,000,000	28,987,827
			143,947,005
Federal Home Loan Bank - 6.1%
Agency Coupons - 6.1%
5/2/05	2.63 (c)	39,000,000	38,963,881
5/10/05	2.66 (c)	75,000,000	74,946,075
6/13/05	2.88 (c)	125,000,000	124,880,983
			238,790,939
TOTAL FEDERAL AGENCIES			382,737,944
U.S. Treasury Obligations - 1.3%

U.S. Treasury Bills - 1.3%
6/30/05	2.80	25,000,000	24,825,938
7/7/05	2.80	25,000,000	24,824,319
TOTAL U.S. TREASURY OBLIGATIONS			49,650,257
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,933,222,971)			3,933,222,971
NET OTHER ASSETS - (0.7)%			(25,732,697)
NET ASSETS - 100%			$ 3,907,490,274
Legend

(a) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $263,412,778 or 6.7% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information
At March 31, 2005, the aggregate cost of investment securities for federal income tax purposes was $3,933,222,971.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

March 31, 2005

1.814654.100

NCT-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 98.5%
Fannie Mae:
0% 12/9/05	$ 8,200,000	$ 8,004,266
3.15% 2/6/06	5,000,000	4,979,440
Federal Home Loan Bank:
2.5% 2/24/06	5,000,000	4,948,280
2.5% 3/30/06	5,000,000	4,939,035
2.5% 4/11/06	8,000,000	7,898,688
Freddie Mac 0% 1/10/06	25,000,000	24,311,700
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $55,345,546)		55,081,409
Cash Equivalents - 1.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.65%, dated 3/31/05 due 4/1/05) (Cost $834,000)	$ 834,061	834,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $56,179,546)		55,915,409
NET OTHER ASSETS - 0.0%		5,334
NET ASSETS - 100%		$ 55,920,743
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $56,171,398. Net unrealized depreciation aggregated $255,989, all of which was related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I.Greer
Boyce I. Greer
President

Date:	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	May 25, 2005
By:	/s/John Hebble
John Hebble
Treasurer and Chief Financial Officer

Date:	May 25, 2005